FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Level 3 measurement (Details) - Contingent consideration [member] - Trading securities [member] $ in Thousands	12 Months Ended
Nov. 30, 2021 CAD ($)
Level 3 measurement
Percentage of significant increase in input rate, assets	10.00%
Increase (decrease) in estimated fair value of assets, if increase in significant input rate	$ 307
Forecast EBITDA Measurement Input [Member] | LYF
Level 3 measurement
Percentage of significant increase in input rate, liabilities	5.00%
Increase (decrease) in estimated fair value of liabilities, if increase in significant input rate	$ 270
Forecast EBITDA Measurement Input [Member] | GR
Level 3 measurement
Percentage of significant increase in input rate, liabilities	5.00%
Increase (decrease) in estimated fair value of liabilities, if increase in significant input rate	$ 70
Discount rate, measurement input [member] | LYF
Level 3 measurement
Percentage of input rate	30
Percentage of significant decrease in input rate, liabilities	5.00%
Increase (decrease) in estimated fair value of liabilities, if decrease in significant input rate	$ 210
Discount rate, measurement input [member] | GR
Level 3 measurement
Percentage of input rate	19
Percentage of significant decrease in input rate, liabilities	5.00%
Increase (decrease) in estimated fair value of liabilities, if decrease in significant input rate	$ 30
Historical volatility for shares, measurement input [member] | LYF
Level 3 measurement
Percentage of input rate	72
Percentage of significant increase in input rate, liabilities	5.00%
Increase (decrease) in estimated fair value of liabilities, if increase in significant input rate	$ 110
Historical volatility for shares, measurement input [member] | GR
Level 3 measurement
Percentage of input rate	82
Percentage of significant increase in input rate, liabilities	5.00%
Increase (decrease) in estimated fair value of liabilities, if increase in significant input rate	$ 50